November 30, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Office of Filings, Information and Consumer Services

Re:	Legg Mason Partners Income Trust (filing relating to Legg Mason Partners Core Bond Fund, Legg Mason Core Plus Bond Fund, Legg Mason Partners Diversified Strategic Income Fund, Legg Mason Partners High Income Fund, and Legg Mason Partners Municipal High Income Fund (File Nos. 2-96408, 811-4254))

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for each of the above referenced Funds do not differ from that contained in Post-Effective Amendment No. 92 filed on November 28, 2007, which became effective on November 28, 2007.

Any comments on this filing should be directed to the undersigned at (212) 805-6025. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,

Legg Mason Partners Income Trust

By:	/s/ Barbara J. Allen
Name:	Barbara J. Allen
Title:	Assistant Secretary